Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Long-term Debt
Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2025	2024
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.500%	2026	$199	$199
	Fixed	3.100%	2026	1,000	1,000
	Fixed	3.000%	2029	1,000	1,000
	Fixed	4.967%	2033	1,300	1,300
	Fixed	2.491%	2036	1,300	1,300
Medium-term notes	Fixed	1.375% - 6.787%	2026 - 2045	29,285	27,939
	Floating	2.866%	2028	588	519
Other(b)				2,385	2,000
Subtotal				37,057	35,257
Subsidiaries
Federal Home Loan Bank advances	Fixed	1.860% - 5.260%	2026 - 2027	11,550	12,550
	Floating	4.130% - 4.590%	2026 - 2027	3,500	3,000
Bank notes	Fixed	3.966% - 5.550%	2027 - 2032	3,097	3,405
	Floating	—% - 4.564%	2027 - 2065	2,892	1,813
Other(c)				2,668	1,977
Subtotal				23,707	22,745
Total				$60,764	$58,002
(a)Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 4.60 percent, 4.41 percent and 3.44 percent, respectively.
(b)Includes $2.3 billion and $2.2 billion at December 31, 2025 and 2024, respectively, of discounted noninterest-bearing additional cash received by the Company upon close of its 2022 acquisition of MUB from Mitsubishi UFJ Financial Group ("MUFG") to be delivered to MUFG on or prior to December 1, 2027, discounted at the Company’s 5-year unsecured borrowing rate as of the acquisition date, as well as debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.
(c)Includes consolidated community development and tax-advantaged investment VIEs, finance lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt
Maturities of long-term debt outstanding at December 31, 2025, were:

(Dollars in Millions)	Parent Company	Consolidated
2026	$2,428	$15,402
2027	5,355	11,645
2028	4,001	5,773
2029	4,571	4,554
2030	4,244	4,264
Thereafter	16,458	19,126
Total	$37,057	$60,764